N-2 - USD ($)			9 Months Ended		12 Months Ended
		Dec. 09, 2022	Jun. 30, 2017	[8]	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Cover [Abstract]
Entity Central Index Key		0001644771
Amendment Flag		false
Document Type		424B2
Entity Registrant Name		RiverNorth Capital and Income Fund, Inc.
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Stockholder Transaction Expenses
Sales Load	None
Dividend Reinvestment Plan Fees	None(2)

Expenses of the Offer
Offering Expenses Borne by Stockholders of the Fund (as a percentage of net assets attributable to Common Shares before the Offer)	0.24%(1)

Sales Load [Percent]		0.00%
Dividend Reinvestment and Cash Purchase Fees	[1]	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[2]	0.24%
Annual Expenses [Table Text Block]
Annual Expenses	As a Percentage of Net Assets Attributable to Common Shares(1)(6)
Management Fee(3)	2.14%
Leverage Costs(5)	0.45%
Dividends on Preferred Shares(4)	4.20%
Other Expenses	3.22%
Acquired Fund Fees and Expenses(6)	0.26%
Total Annual Expenses	10.27%

Management Fees [Percent]	[2],[3],[4]	2.14%
Interest Expenses on Borrowings [Percent]	[2],[4],[5]	0.45%
Dividend Expenses on Preferred Shares [Percent]	[2],[4],[6]	4.20%
Acquired Fund Fees and Expenses [Percent]	[2],[4]	0.26%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[2],[4]	3.22%
Total Annual Expenses [Percent]	[2],[4]	10.27%
Expense Example [Table Text Block]

Expense Example(7)

The purpose of the following table is to help a holder of Common Shares understand the fees and expenses that such holder would bear directly or indirectly. The following example illustrates the expenses that you would pay on a $1,000 investment in Common Shares, including the estimated costs of the Offer to be borne by the Stockholders of $135,935, assuming (1) that the Fund’s net assets following (and after giving effect to) the Offer do not increase or decrease, (2) that the Fund incurs total annual expenses of 10.27% of its net assets in years 1 through 10 and (3) a 5% annual return.

	1 year	3 years	5 years	10 years
Total Expenses Incurred	$102	$286	$451	$794

The example should not be considered a representation of future expenses. Actual expenses may be greater or less than those assumed.

Expense Example, Year 01	[7]	$ 102
Expense Example, Years 1 to 3	[7]	286
Expense Example, Years 1 to 5	[7]	451
Expense Example, Years 1 to 10	[7]	$ 794
Purpose of Fee Table , Note [Text Block]		The following table is intended to assist investors in understanding the fees and expenses (annualized) that an investor in Common Shares would bear, directly or indirectly.
Basis of Transaction Fees, Note [Text Block]

SUMMARY OF FUND EXPENSES

The following table is intended to assist investors in understanding the fees and expenses (annualized) that an investor in Common Shares would bear, directly or indirectly.

The table shows Fund expenses as a percentage of net assets attributable to Common Shares. The following table should not be considered a representation of the Fund’s future expenses. The expenses shown in the table and related footnotes, along with the example, are based on the Fund’s capital structure as of October 31, 2022. Actual expenses may be greater or less than those shown below.

Stockholder Transaction Expenses
Sales Load	None
Dividend Reinvestment Plan Fees	None(2)

Expenses of the Offer
Offering Expenses Borne by Stockholders of the Fund (as a percentage of net assets attributable to Common Shares before the Offer)	0.24%(1)

Annual Expenses	As a Percentage of Net Assets Attributable to Common Shares(1)(6)
Management Fee(3)	2.14%
Leverage Costs(5)	0.45%
Dividends on Preferred Shares(4)	4.20%
Other Expenses	3.22%
Acquired Fund Fees and Expenses(6)	0.26%
Total Annual Expenses	10.27%

Management Fee not based on Net Assets, Note [Text Block]		The Fund has agreed to pay the Adviser a management fee payable on a monthly basis at the annual rate of 1.25% of the Fund’s average monthly Managed Assets for the service it provides. With leverage, Managed Assets are greater in amount than net assets, because Managed Assets include assets attributable to the Fund’s use of leverage. In addition, the mark-to-market value of the Fund’s derivatives will be used for purposes of calculating Managed Assets. The management fee of 1.25% of the Fund’s Managed Assets represents 2.14% of net assets attributable to common shares assuming the use of leverage in an amount of 42% of the Fund’s Managed Assets.
Acquired Fund Fees and Expenses, Note [Text Block]		Acquired fund fees and expenses are borne indirectly by the Fund, but they are not reflected in the Fund’s financial statements; and the information presented in the table will differ from that presented in the Fund’s financial highlights.
Acquired Fund Fees Estimated, Note [Text Block]		The 0.26% shown as “Acquired fund fees and expenses” reflects estimated operating expenses of the underlying funds and transaction-related fees.
Financial Highlights [Abstract]
Senior Securities [Table Text Block]

Senior Securities Representing Indebtedness

Period/Fiscal Year Ended	Senior Securities	Total Amount Outstanding		Asset Coverage (2)(3)	Involuntary Liquidating Preference per Unit	Average Market Value Per Unit (4)
June 30, 2022	Credit Facility	$--	(1)	$--	$--	$--
	Series A Preferred Stock	$41,400,000		$2,640	$25.00	$25.42
June 30, 2021	Credit Facility	$11,500,000	(1)	$8,946	$--	$--
	Series A Preferred Stock	$41,400,000		$3,214	$25.00	$25.25
June 30, 2020	Credit Facility	$--	(1)	$--	$--	$--
	Series A Preferred Stock	$41,400,000		$3,411	$25.00	$25.18
June 30, 2019	Credit Facility	$--	(1)	$--	$--	$--
	Series A Preferred Stock	$41,400,000		$5,306	$25.00	$25.22
June 30, 2018	Credit Facility	$35,000,000	(1)	$9,621	$--	$--
	Series A Preferred Stock	$41,400,000		$4,407	$25.00	$25.24
June 30, 2017(5)	Credit Facility	$--	(1)	$--	$--	$--

(1)	Principal amount outstanding represents the principal amount owed by the Fund to lenders under credit facility arrangements in place at the time.

(2)	The asset coverage ratio for the Credit Facility is calculated by subtracting the Fund's total liabilities and indebtedness not represented by senior securities from the Fund's total assets, dividing the result by the aggregate amount of the Fund's senior securities representing indebtedness then outstanding, and then multiplying by $1,000.

(3)	The asset coverage ratio for a class of senior securities representing stock is calculated as the Fund's total assets, less all liabilities and indebtedness not represented by the Fund's senior securities, divided by secured senior securities representing indebtedness plus the aggregate of the involuntary liquidation preference of secured senior securities which are stock. With respect to the Series A Preferred Stock, the asset coverage per unit figure is expressed in terms of dollar amounts per share of outstanding Preferred Stock (based on a liquidation preference of $25).

(4)	Represents the average of the daily closing market price per share as reported on the NYSE during the respective period.

(5)	For the period September 22, 2016, commencement of operations, to June 30, 2017.

Senior Securities, Note [Text Block]		The following table sets forth certain information regarding the Fund's senior securities as of the end of the Fund's prior fiscal years since the Fund's inception. This information about the Fund's senior securities should be read in conjunction with the Fund's audited financial statements and related notes thereto, which are incorporated by reference into the statement of additional information. The report of the Fund's independent registered public accounting firm, KPMG, on the senior securities table is attached as an exhibit to the registration statement of which this prospectus supplement is a part. The Fund's senior securities during this time period are comprised of outstanding indebtedness, which constitutes a "senior security" as defined in the 1940 Act.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Title [Text Block]

CAPITALIZATION

The following table sets forth the Fund’s capitalization using figures for the Offer as of December 20, 2022:

●	on a historical basis as of June 30, 2022
●	on a pro forma as adjusted basis to reflect (1) the assumed sale of 1,114,000 of the Fund’s Common Shares at $16.18 per share (the estimated the Subscription Price) in an offering under this Prospectus Supplement and the accompanying Prospectus, and (2) the investment of net proceeds assumed from such offering in accordance with the Fund’s investment objective and policies, after deducting the estimated offering expenses payable by the Fund of $135,935.

	Actual	As Adjusted (unaudited)
Common Shares, $0.0001 par value per share, 40,000,000 shares authorized, 3,712,041 outstanding (actual), 4,826,041 shares outstanding (as adjusted)	$88,851,931	$106,740,516
Total Distributable Earnings (Loss)	(21,991,021)	(21,991,021)
Total Capitalization	$66,860,910	$84,749,495

Credit Facility [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[9]					$ 11,500,000			$ 35,000,000
Senior Securities Coverage per Unit	[10],[11]					$ 8,946			$ 9,621
Senior Securities Involuntary Liquidating Preference per Unit
Senior Securities Average Market Value per Unit	[12]
Series A Cumulative Preferred Stock [Member]
Financial Highlights [Abstract]
Senior Securities Amount					$ 41,400,000	$ 41,400,000	$ 41,400,000	$ 41,400,000	$ 41,400,000
Senior Securities Coverage per Unit	[10],[11]				$ 2,640	$ 3,214	$ 3,411	$ 5,306	$ 4,407
Senior Securities Involuntary Liquidating Preference per Unit					25.00	25.00	25.00	25.00	25.00
Senior Securities Average Market Value per Unit	[12]				$ 25.42	$ 25.25	$ 25.18	$ 25.22	$ 25.24

[1]	There will be no brokerage charges with respect to Common Shares issued directly by the Fund under the dividend reinvestment plan. You may pay brokerage charges in connection with open market purchases or if you direct the plan agent to sell your Common Shares held in a dividend reinvestment account.
[2]	The fees and expenses of the Offer will be borne by the Fund and indirectly by all of its Stockholders, including those who did not exercise their Rights. The amount shown as Offering Expenses Borne by Stockholders of the Fund is calculated as a percentage of the Fund’s net assets as of December 20, 2022, and assumes no Common Shares are sold in the Offer. Assuming a fully subscribed Offer, this percentage would equal 0.18%. The expenses of the Offer to be paid by the Fund are not included in the Annual Expenses table. Offering expenses borne by Stockholders will result in a reduction of capital of the Fund and the NAV of the Common Shares.
[3]	The Fund has agreed to pay the Adviser a management fee payable on a monthly basis at the annual rate of 1.25% of the Fund’s average monthly Managed Assets for the service it provides. With leverage, Managed Assets are greater in amount than net assets, because Managed Assets include assets attributable to the Fund’s use of leverage. In addition, the mark-to-market value of the Fund’s derivatives will be used for purposes of calculating Managed Assets. The management fee of 1.25% of the Fund’s Managed Assets represents 2.14% of net assets attributable to common shares assuming the use of leverage in an amount of 42% of the Fund’s Managed Assets.
[4]	The “Acquired fund fees and expenses” disclosed above are based on the expense ratios as of October 31, 2022 of the underlying funds in which the Fund has invested, which may change substantially over time and, therefore, significantly affect “Acquired fund fees and expenses.” These amounts are based on the total expense ratio disclosed in each underlying fund’s most recent shareholder report. “Acquired fund fees and expenses” are not charged directly to the Fund, but rather reflect the estimated pro rata portion of the underlying funds’ fees attributable to the Fund’s investments in shares of the underlying funds. The 0.26% shown as “Acquired fund fees and expenses” reflects estimated operating expenses of the underlying funds and transaction-related fees. Certain underlying funds in which the Fund intends to invest generally charge a management fee of 0.50% to 1.20%, which are included in “Acquired fund fees and expenses,” as applicable. Acquired fund fees and expenses are borne indirectly by the Fund, but they are not reflected in the Fund’s financial statements; and the information presented in the table will differ from that presented in the Fund’s financial highlights.
[5]	The actual amount of interest expense borne by the Fund will vary over time in accordance with the level of the Fund’s use of leverage and variations in market interest rates. Interest and fees on leverage in the table reflect the cost to the Fund of borrowings, expressed as a percentage of the Fund’s net assets as of October 31, 2022, based on interest rates in effect as of October 31, 2022 and the cost to the Fund of the issuance of preferred shares, which is deferred and amortized over the period the preferred shares are outstanding. The table assumes the use of leverage from borrowings and the issuance of preferred shares representing, in the aggregate, 42% of Managed Assets at a weighted average annual expense to the Fund of 5.81%.
[6]	As of the date of this prospectus supplement, the Fund has issued 1,656,000 preferred shares.
[7]	The example does not include sales load or estimated offering costs. The example should not be considered a representation of future expenses. The example assumes that the estimated “Other expenses” set forth in the table are accurate and that all dividends and distributions are reinvested at NAV and that the Fund is engaged in leverage of 42% of Managed Assets, assuming interest and fees on leverage of 5.81%. The interest and fees on leverage is expressed as an interest rate and represents interest and fees payable on the Credit Agreement. Actual expenses may be greater or less than those shown. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% annual return shown in the example.
[8]	For the period September 22, 2016, commencement of operations, to June 30, 2017.
[9]	Principal amount outstanding represents the principal amount owed by the Fund to lenders under credit facility arrangements in place at the time.
[10]	The asset coverage ratio for a class of senior securities representing stock is calculated as the Fund's total assets, less all liabilities and indebtedness not represented by the Fund's senior securities, divided by secured senior securities representing indebtedness plus the aggregate of the involuntary liquidation preference of secured senior securities which are stock. With respect to the Series A Preferred Stock, the asset coverage per unit figure is expressed in terms of dollar amounts per share of outstanding Preferred Stock (based on a liquidation preference of $25).
[11]	The asset coverage ratio for the Credit Facility is calculated by subtracting the Fund's total liabilities and indebtedness not represented by senior securities from the Fund's total assets, dividing the result by the aggregate amount of the Fund's senior securities representing indebtedness then outstanding, and then multiplying by $1,000.
[12]	Represents the average of the daily closing market price per share as reported on the NYSE during the respective period.